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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 33-64845) UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 15
                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 18


                            VANGUARD WHITEHALL FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON JUNE 28, 2002, PURSUANT TO RULE (B)(I)(V) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT
                       (POST-EFFECTIVE AMENDMENT NO. 14).




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June 20, 2002




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE "TRUST")
     FILE NO.  33-64845
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Commissioners:


     Pursuant to Rule 485(b)(i)(v) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 14th Post-Effective Amendment to the Trust's Registration Statement. Post-Effective Amendment No. 14 originally requested an effective date of June 21, 2002. It is proposed that this filing become effective on June 28, 2002, pursuant to Rule (b)(i)(v) of Rule 485. The contents of the Post-Effective Amendment No. 14, which we filed under Rule 485(a) on March 19, 2002, are hereby incorporated by reference into this letter.


     Please contact me at (610) 669-1538 if you have any questions concerning this amendment or the requested effective date. Thank you.



Sincerely,





Judith L. Gaines
Associate Counsel

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 20th day of June, 2002.

                                           VANGUARD WHITEHALL FUNDS

                                   BY:_____________(signature)________________
                                                   -----------

                                                   (HEIDI STAM)
                                         JOHN J. BRENNAN* CHAIRMAN AND
                                            CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      June 20, 2002
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
       John J. Brennan*


By:/S/ CHARLES D. ELLIS       Trustee                         June 20, 2002
   ---------------------------
       (Heidi Stam)
       Charles D. Ellis*


By:/S/ RAJIV L. GUPTA         Trustee                         June 20, 2002
   ---------------------------
       (Heidi Stam)
       Rajiv L. Gupta*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         June 20, 2002
   ---------------------------
       (Heidi Stam)
       JoAnn Heffernan Heisen*


By:/S/ BURTON G. MALKIEL      Trustee                         June 20, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         June 20, 2002
   ---------------------------
       (Heidi Stam)
       Alfred M. Rankin, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         June 20, 2002
   ---------------------------
       (Heidi Stam)
       J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         June 20, 2002
   ---------------------------Financial Officer and Principal
       (Heidi Stam)           Accounting Officer
       Thomas J. Higgins*


*By Power of  Attorney.  See File Number  33-32216,  filed on January 29,  2002.
 Incorporated by Reference.